Pension Plans, Postretirement and Other Employee Benefits - Changes in Fair Value of Level 3 Assets (Detail) - Foreign - Fair Value, Inputs, Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Balance at December 31 of the previous year	$ 9	$ 8
Relating to assets still held at the reporting date	0	1
Ending Balance at December 31	$ 9	$ 9